Note 15 - Stock Compensation Plans	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Share-Based Payment Arrangement [Text Block]

Note 15 – Stock Compensation Plans

Employee Stock Ownership Plan

The Company maintains an Employee Stock Ownership Plan (ESOP) for the benefit of employees who meet the eligibility requirements of the plan. The Bank may make cash contributions to the ESOP on a quarterly basis which are allocated to participant accounts on an annual basis.

During the years ended December 31, 2025 and 2024, the Company did not make a discretionary contribution of shares to the ESOP. However, in order to purchase shares from distribution elections by participants, the Company contributed $108,000 and $94,000 in cash to the ESOP for the years ended December 31, 2025 and 2024, respectively. These cash contributions were recognized as an ESOP expense.

Stock Incentive Plans – Share Awards

In May 2018, the shareholders of Quaint Oak Bancorp approved the adoption of the 2018 Stock Incentive Plan (the “2018 Stock Incentive Plan”). The 2018 Stock Incentive Plan approved by shareholders in May 2018 covered a total of 155,000 shares, of which 38,750, or 25%, may be plan share awards, for a balance of 116,250 stock options assuming all the shares are awarded.

In May 2023, the shareholders of Quaint Oak Bancorp approved the adoption of the 2023 Stock Incentive Plan (the “2023 Stock Incentive Plan”). The 2023 Stock Incentive Plan approved by shareholders in May 2023 covered a total of 175,000 shares, of which 43,750, or 25%, may be plan share awards, for a balance of 131,250 stock options assuming all the shares are awarded. In September 2025, 12,500 shares that were available under the 2023 Stock Incentive Plan were awarded.

As of December 31, 2025, a total of 38,000 share awards were unvested under the 2018 and 2023 Stock Incentive Plan and no share awards were available for future grant under the 2023 Stock Incentive Plan and the 2018 Stock Incentive Plan. The 2018 and 2023 Stock Incentive Plan share awards have vesting periods of five years.

A summary of share award activity under the Company’s 2018 and 2023 Stock Incentive Plans as of December 31, 2025 and changes during the year ended December 31, 2025 is as follows:

	December 31, 2025
	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at the beginning of the period	36,000	$18.00
Granted	12,500	10.15
Vested	(8,500)	18.00
Forfeited	(2,000)	18.00
Unvested at the end of the period	38,000	$15.42

Compensation expense on the share awards is recognized ratably over the five year vesting period in an amount which is equal to the fair value of the common stock at the date of grant. During the years ended December 31, 2025 and 2024 the Company recognized approximately $170,000 and $162,000 of compensation expense, respectively. During the years ended December 31, 2025 and 2024, the Company recognized a tax benefit of approximately $36,000 and $34,000, respectively. As of December 31, 2025, approximately $544,000 in additional compensation expense will be recognized over the remaining service period of approximately 3.5 years.

Stock Incentive Plans – Stock Options

The 2018 Stock Incentive Plan approved by shareholders in May 2018 covered a total of 155,000 shares, of which 116,250 may be stock options assuming all the plan shares are awarded. The outstanding options granted in 2018 remain exercisable until May 2028, to the extent still outstanding. In May 2023, the shareholders of Quaint Oak Bancorp approved the adoption of the 2023 Stock Incentive Plan. The 2023 Stock Incentive Plan approved by shareholders in May 2018 covered a total of 175,000 shares, of which 131,250 may be stock options assuming all the shares are awarded.

All incentive stock options issued under the 2018 and 2023 Stock Incentive Plans are intended to comply with the requirements of Section 422 of the Internal Revenue Code. Options will become vested and exercisable over a five-year period and are generally exercisable for a period of ten years after the grant date.

In September 2025, 42,000 options that were available under the 2023 Stock Incentive Plan were granted. As of December 31, 2025, a total of 254,033 grants of stock options were outstanding under the 2018 and 2023 Stock Incentive Plans and no stock options were available for future grant under the 2018 and 2023 Stock Incentive Plans. Options will become vested and exercisable over a five-year period and are generally exercisable for a period of ten years after the grant date.

A summary of option activity under the Company’s 2018 and 2023 Stock Incentive Plans for the year ended December 31, 2025 is as follows:

	December 31, 2025
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Outstanding at the beginning of the period	224,033	$15.98	6.3
Granted	42,000	10.15	9.7
Exercised	-	-	-
Forfeited	(12,000)	15.65	6.3
Outstanding at end of period	254,033	$15.03	6.1
Exercisable at end of period	136,533	$15.05	4.2

The estimated fair value of the options granted in September 2025 was $2.71 per share. The fair value was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions:

Expected dividend yield	1.58%
Risk-free interest rate	3.75%
Expected life of options	6.5 years
Expected stock-price volatility	23.97%

The dividend yield was calculated on the dividend amount and stock price existing at the grant date. The risk free interest rate used was based on the rates of United States Treasury securities with maturities equal to the expected lives of the options. Although the contractual term of the options granted is ten years, the expected term of the options is less. Management estimated the expected term of the stock options to be the average of the vesting period and the contractual term. The expected stock-price volatility was estimated by considering the Company’s own stock volatility. The actual future volatility may differ from our historical volatility.

At December 31, 2025 and December 31, 2024, the aggregate intrinsic value of options outstanding and options exercisable was zero. The aggregate intrinsic value of a stock option represents the total pre-tax intrinsic value (the amount by which the current market value of the underlying stock exceeds the exercise price of the option) that would have been received by the option holder had all option holders exercised their options on December 31, 2025 and December 31, 2024. This amount changes based on changes in the market value of the Company’s common stock.

During the years ended December 31, 2025 and 2024, approximately $80,000 in compensation expense was recognized, respectively. During the years ended December 31, 2025 and December 31, 2024, the Company recognized a tax benefit of $5,000. As of December 31, 2025, approximately $293,000 in additional compensation expense will be recognized over the remaining service period of approximately 3.5 years.